SIGNIFICANT ACCOUNTING POLICIES THAT RELATE TO THE CONSOLIDATED FINANCIAL STATEMENTS AS A WHOLE	12 Months Ended
Dec. 31, 2019
Significant Accounting Policies That Relate To The Consolidated Financial Statements As A Whole
SIGNIFICANT ACCOUNTING POLICIES THAT RELATE TO THE CONSOLIDATED FINANCIAL STATEMENTS AS A WHOLE
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS
The preparation of these consolidated financial statements has required management to apply accounting policies and methodologies based on complex and subjective judgments, as well as estimates based on past experience and assumptions determined to be reasonable and realistic based on the related circumstances. The use of these judgments, estimates and assumptions affects the amounts reported in these consolidated financial statements. The final amounts for items for which estimates and assumptions were made in the consolidated financial statements may differ from those reported in these statements due to the uncertainties that characterize the assumptions and conditions on which the estimates are based.
The sources of uncertainty identified by the Group are described together with the applicable Note, as follows:

Significant accounting judgment / source of estimation uncertainty	Described in
Revenue recognition	Note 3
Deferred tax assets and uncertain tax positions	Note 9
Provisions	Note 8
Impairment of non-current assets	Note 11
Control over subsidiaries	Note 14
Depreciation and amortization of non-current assets	Note 12 and Note 13
Fair value of financial instruments	Note 15
Measurement of lease liabilities	Note 15

NEW STANDARDS AND INTERPRETATIONS
Not yet adopted by the Group
Certain new accounting standards and interpretations have been published that are not mandatory for December 31, 2019 reporting periods and have not been early adopted by the Group. These standards are not expected to have a material impact on VEON financial statements in current or future reporting periods or on foreseeable future transactions.
Adopted in 2019
IFRIC 23 ‘Uncertainty over income tax treatments’
The interpretation clarifies the application of recognition and measurement requirements in IAS 12 ‘Income Taxes’ when there is uncertainty over income tax treatments. The Group has assessed the impact of IFRIC 23, which was not material to the financial statements of the Group upon adoption in 2019.
IFRS 16 ‘Leases’
IFRS 16 replaced IAS 17 Leases, the former lease accounting standard and became effective on January 1, 2019. Under the new lease standard, assets leased by the Company are being recognized on the statement of financial position of the Company with a corresponding liability.
In 2018, the Group has performed a detailed impact assessment of IFRS 16 and the impact on its adoption was as follows:

	December 31, 2018	Impact of IFRS 16	January 1, 2019
Assets
Non-current assets
Property and equipment
Property and equipment	4,932	(71)	4,861
Right-of-use assets	—	2,023	2,023
Intangible assets	1,854	(15)	1,839
Goodwill	3,816	—	3,816
Deferred tax assets	197	—	197
Other assets	193	(1)	192
Total non-current assets	10,992	1,936	12,928

Current assets
Trade and other receivables	577	(61)	516
Other current assets	2,516	—	2,516
Total current assets	3,093	(61)	3,032

Assets classified as held for sale	17	4	21

Total assets	14,102	1,879	15,981

Equity
Equity attributable to equity owners of the parent	3,670	(3)	3,667
Non-controlling interest	(891)	(1)	(892)
Total equity	2,779	(4)	2,775

Non-current liabilities
Debt and derivatives	6,567	(45)	6,522
Provisions	110	—	110
Lease liabilities	—	1,638	1,638
Deferred tax liabilities	180	—	180
Other liabilities	53	(9)	44
Total non-current liabilities	6,910	1,584	8,494

Current liabilities
Trade and other payables	1,432	(54)	1,378
Debt and derivatives	1,289	(6)	1,283
Lease liabilities	—	361	361
Provisions	398	(3)	395
Other liabilities	1,290	(3)	1,287
Total current liabilities	4,409	295	4,704

Liabilities associated with assets held for sale	4	4	8

Total equity and liabilities	14,102	1,879	15,981

The Company, as a lessee, recognizes a right-of-use asset and a lease liability on the lease commencement date.
Upon initial recognition, the right of use asset is measured as the amount equal to initially measure lease liability adjusted for lease prepayments, initial direct cost, lease incentives and the discounted estimated asset retirement obligation. Subsequently the right of use assets is measured at cost net of any accumulated depreciation and accumulated impairment losses. Depreciation is calculated on a straight-line basis over the shorter estimated useful lives of the right-of-use assets or the lease term.
The lease liability was measured upon initial recognition at the present value of the future lease and related fixed services payments over the lease term, discounted with the country specific incremental borrowing rate. Subsequently lease liabilities are measured at amortized cost using the effective interest rate method.
Right-of-use assets and lease liabilities will be remeasured subsequently if one of the following events occurs:

•	Change in lease price due to indexation or rate which has become effective in reporting period

•	Modifications to the lease contract

•	Reassessment of the lease term
Leases of non-core assets and not related to the main operating activities of the Group, which are short-term in nature (less than 12 months including extension options) and leases of low-value items are expensed in the income statement as incurred.
Transition
The Company adopted IFRS 16 on the date the standard becomes effective, January 1, 2019. The Group adopted the standard using the modified retrospective approach. This means that the cumulative impact of the adoption was recognized in retained earnings as of January 1, 2019 and that comparatives were not restated.
The Group used the following practical expedients when adopting IFRS 16 on its effective date:

•
IFRS 16 applied only to contracts that were previously assessed as leases in accordance with the previous IFRS standards (IAS 17 Leases and IFRIC 4 Determining whether and Arrangement contains a Lease);

•	a single discount rate applied to a portfolio of leases with reasonably similar characteristics as permitted by IFRS 16;

•	initial direct cost was excluded from the measurement of the right-of-use asset as of January 1, 2019;

•	the Group's onerous contract provision process used as the impairment assessment of right-of-use assets upon transition.
The weighted-average incremental rate applied to lease liabilities recognized on January 1, 2019 was 9.62%.
Carrying values of property and equipment and financial liabilities related to finance leases as of December 31, 2018 were reclassified to right-of-use assets and lease liabilities, respectively on January 1, 2019. These carrying values related to finance leases were not remeasured at the transition date.
Significant judgments upon adoption IFRS 16
IFRS 16 requires the Company to assess the lease term as the non-cancelable lease term in line with the lease contract together with the period for which the Company has extension options which the Company is reasonably certain to exercise and the periods for which the Company has termination options for which the Company is not reasonably certain to exercise those termination options.
A significant portion of the lease contracts included within Company’s lease portfolio includes lease contracts which are extendable through mutual agreement between VEON and the lessor or lease contracts which are cancelable by the Company on immediately or on short notice. In assessing the lease term for the adoption of IFRS 16, the Company concluded that these cancelable future lease periods should be included within the lease term, which represents an increase to the future lease payments used in determining the lease liability upon initial recognition. The reasonably certain period used to determine the lease term is based on facts and circumstances related to the underlying leased asset and lease contracts.
The following table reconciles the Company’s operating lease commitments as of December 31, 2018, to the lease liabilities recognized upon initial application of IFRS 16 on January 1, 2019.

US$

Operating lease commitments as of December 31, 2018 (see Note 4)	632
Increase in lease commitments of cancelable leases included in reasonably certain lease term	1,846
Use of IFRS 16 practical expedients (old lease accounting continues for exceptions)	(4)
Leases commencing subsequent to transition date committed to as of December 31, 2018	(47)
Accruals included in the lease liability calculation	59
Other	22
Total undiscounted lease payments which are reasonably certain	2,508

Discounting effect using incremental borrowing rate	(559)
IAS 17 finance lease liabilities recognized on balance sheet as of December 31, 2018 (discounted)	54

IFRS 16 Lease liability recognized on balance sheet as of January 1, 2019	2,003

IFRS 16 lease liability presented as
Non-current	1,638
Current	361
Liabilities associated with assets held for sale	4
2,003